Interest in Other Entities (Details) - Schedule of Statement of Financial Position - Statement of Financial Position [Member] - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Eventer Ltd. [Member]
Interest in Other Entities (Details) - Schedule of Statement of Financial Position [Line Items]
Current assets	[1]	$ 2,044	$ 1,829
Non-current assets	[1]	1,315	1,379
Current liabilities	[1]	3,234	2,766
Non-current liabilities	[1]		476
Equity (Deficit)	[1]	125	(34)
Jeffs’ Brands Ltd. [Member]
Interest in Other Entities (Details) - Schedule of Statement of Financial Position [Line Items]
Current assets		5,457	11,033
Non-current assets		9,622	4,743
Current liabilities		5,239	5,133
Non-current liabilities		88	98
Equity (Deficit)		9,752	10,545
Gix internet [Member]
Interest in Other Entities (Details) - Schedule of Statement of Financial Position [Line Items]
Current assets	[1]	22,701	26,481
Non-current assets	[1]	15,367	16,549
Current liabilities	[1]	27,692	29,529
Non-current liabilities	[1]	4,069	4,127
Equity (Deficit)	[1]	6,307	9,374
Equity attributable to Gix Internet shareholders	[1]	2,517	4,804
Non-controlling interests	[1]	$ 3,790	$ 4,570

[1]	Translated according to the exchange rate at the date of each statement of financial position.